Document and entity information - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Document Information [Abstract]
Document Type	20-F
Document period end date	Dec. 31, 2016
Amendment flag	false
Document Period Focus	2016
Document Fiscal Period Focus	FY
Entity Information [Abstract]
Current fiscal year end date	--12-31
Entity central index key	0001434754
Entity current reporting status	Yes
Entity filer category	Accelerated Filer
Entity registrant name	SAFE BULKERS, INC.
Trading symbol	SB
Entity voluntary filers	No
Entity well known seasoned issuer	No
Class of Stock [Line Items]
Entity common stock shares outstanding	99,251,628
Series B cumulative redeemable perpetual preferred shares
Class of Stock [Line Items]
Entity preferred shares outstanding	1,490,603	1,569,526
Series C cumulative redeemable perpetual preferred shares
Class of Stock [Line Items]
Entity preferred shares outstanding	2,300,000	2,300,000
Series D cumulative redeemable perpetual preferred shares
Class of Stock [Line Items]
Entity preferred shares outstanding	3,200,000	3,200,000